Investments held to maturity (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments Held To Maturity Details Text [Abstract]
Financial instruments pledged as collateral and classified as held to maturity		R$ 431
Investments held to maturity pledged as a guarantee for liabilities	R$ 2,005	1,825
Losses on investments held-to-maturity	R$ 54,520	R$ 0	R$ 0